Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Intangible Assets
INTANGIBLE ASSETS
The following table presents the gross carrying amount and accumulated amortization of other intangible assets at September 30, 2014:

(In thousands, except weighted average amortization period)	Gross carrying amount	Weighted average amortization period	Accumulated amortization	Currency translation adjustment	Net book value
Power purchase agreements	$271,720	17 years	$(3,558)	$(1,553)	$266,609
Development rights	22,600	Indefinite	—	—	22,600
	$294,320		$(3,558)	$(1,553)	$289,209
The following table presents the gross carrying amount and accumulated amortization of other intangible assets at December 31, 2013:

(In thousands, except weighted average amortization period)	Gross carrying amount	Weighted average amortization period	Accumulated amortization	Currency translation adjustment	Net book value
Development rights	$22,600	Indefinite	—	—	$22,600

As of September 30, 2014, the Company had power purchase agreement ("PPA") intangible assets representing long-term electricity sales agreements. PPA intangible assets are amortized on a straight-line basis over the life of the agreements, which typically range from 15 to 25 years. Amortization expense related to the PPA intangible assets is recorded on the consolidated statements of operations as a reduction of energy revenue.     Amortization expense was $3,558 during the nine months ended September 30, 2014. There was no amortization expense during the nine months ended September 30, 2013.
As of September 30, 2014 and December 31, 2013, the Company had an intangible asset with a carrying amount of $22,600 related to power plant development rights. This intangible asset will be reclassified to the related solar energy system (property and equipment) upon completion and will be amortized to depreciation expense on a straight-line basis over the estimated life of the solar energy system. No amounts have been amortized during the nine months ended September 30, 2014 and 2013 as construction of the related solar energy system has not been completed.

Predecessor
Entity Information [Line Items]
Intangible Assets
INTANGIBLE ASSETS
As of December 31, 2013 and 2012, the Company had an intangible asset with a carrying amount of$22,600 related to a power plant development arrangement. Intangible assets related to power plant development arrangements are reclassified to the related solar energy system (property and equipment) upon completion of the solar energy system and are amortized to depreciation expense on a straight-line basis over the estimated life of the solar energy system. No amounts have been amortized during the years ended December 31, 2013 and 2012 as construction of the related solar energy system has not been completed.